Short-term Borrowings (Short-term Borrowings, by Lender) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 China Minsheng Bank [Member] CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2013 Citi Bank [Member] CNY	Dec. 31, 2012 Citi Bank [Member] CNY	Dec. 31, 2013 China Citi Bank [Member] CNY	Dec. 31, 2012 China Citi Bank [Member] CNY	Dec. 31, 2013 Bank of Ningbo [Member] CNY	Dec. 31, 2012 Bank of Ningbo [Member] CNY	Dec. 31, 2013 China Merchants Bank [Member] CNY	Dec. 31, 2012 China Merchants Bank [Member] CNY	Dec. 31, 2013 Shanghai Commercial & Savings Bank [Member] CNY	Dec. 31, 2012 Shanghai Commercial & Savings Bank [Member] CNY	Dec. 31, 2013 Bank of Taiwan [Member] CNY	Dec. 31, 2012 Bank of Taiwan [Member] CNY	Dec. 31, 2013 Bank of China [Member] CNY	Dec. 31, 2012 Bank of China [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 258,996	1,567,887	1,668,773	858,849	511,837	980,538	244,248	251,420	0	250,337	0	46,505	0	139,881	262,166	0	195,101	0	182,907	0	171,628	0	0	92